36) Provisions, Contingents Assets and Liabilities and Legal Obligations - Tax and Social Security (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Labor [Member]
Changes in other provision
Balance on	R$ 6,890,498	R$ 7,346,067	R$ 5,983,603
Adjustment for inflation	960,812	682,600
Provisions, net of (reversals and write-offs)	663,547	3,382,750
Payments	(2,079,928)	(2,702,886)
Civil [Member]
Changes in other provision
Balance on	9,092,421	8,685,793	5,614,362
Adjustment for inflation	696,997	645,001
Provisions, net of (reversals and write-offs)	1,609,720	4,330,466
Payments	(1,900,089)	(1,904,036)
Tax [Member]
Changes in other provision
Balance on	8,271,112	8,390,085	R$ 8,204,206
Adjustment for inflation	147,683	431,394
Provisions, net of (reversals and write-offs)	(256,489)	(227,244)
Payments	R$ (10,167)	R$ (18,271)